Fair Value Measurements - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Transfers between levels	€ 0	€ 0
Impairment charges for goodwill and other intangible assets	€ 0